Other financial liability - Additional Information (Detail) ¥ in Millions, $ in Millions	1 Months Ended
	Nov. 30, 2022 CNY (¥)	Nov. 30, 2022 USD ($)	Nov. 01, 2022
Disclosure Of Other Liabilities [Line Items]
Minority interest ownership percentage by noncontrolling owners			9.10%
CYDYuchai xin lan
Disclosure Of Other Liabilities [Line Items]
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control	¥ 50.0	$ 7.2